UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Investment Counselors, Inc.
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Address:  26261 Evergreen, Suite 455
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          Southfield, MI  48076
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          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
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Title:    President
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Phone:    (248) 223-0122
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Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         May 7, 2003
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 68
                                        -------------------

Form 13F Information Table Value Total: $   167,208
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
3M Company                     com         88579y101     468     3,597  SH      SOLE                   2,879              718
AFLAC Inc.                     com         001055102   4,370   136,360  SH      SOLE                 117,175           19,185
Abbott Laboratories            com         002824100     586    15,580  SH      SOLE                  15,580
Amer Int'l Group               com         026874107   4,291    86,768  SH      SOLE                  73,123           13,645
American Express               com         025816109   3,362   101,184  SH      SOLE                  84,989           16,195
Amerisourcebergen Corp         com         03073E105   1,387    26,410  SH      SOLE                  22,450            3,960
Amgen                          com         031162100   4,110    71,415  SH      SOLE                  61,220           10,195
Automatic Data Proc            com         053015103   3,673   119,306  SH      SOLE                 101,866           17,440
BJ Services                    com         055482103   2,095    60,920  SH      SOLE                  52,030            8,890
Bank One Corp                  com         06423A103     651    18,803  SH      SOLE                  18,803
Baxter International           com         071813109   1,009    54,125  SH      SOLE                  46,050            8,075
BiSys Group Inc.               com         055472104   3,132   191,935  SH      SOLE                 163,875           28,060
Biomet Inc                     com         090613100   3,746   122,225  SH      SOLE                 105,530           16,695
Bristol-Myers Squibb           com         110122108   2,299   108,803  SH      SOLE                  93,718           15,085
CVS Corp.                      com         126650100   3,058   128,231  SH      SOLE                 108,291           19,940
Cinergy Corp                   com         172474108   3,476   103,290  SH      SOLE                  87,605           15,685
Cintas Corp.                   com         172908105   1,856    56,422  SH      SOLE                  47,592            8,830
Cisco Systems Inc              com         17275R102   3,666   282,450  SH      SOLE                 242,532           39,918
Citigroup                      com         172967101   2,453    71,197  SH      SOLE                  61,804            9,393
Coca-Cola                      com         191216100     348     8,586  SH      SOLE                   8,586
Comerica                       com         200340107     477    12,585  SH      SOLE                   3,320            9,265
Compass Bancshares Inc         com         20449h109   1,552    49,645  SH      SOLE                  42,415            7,230
Conair Corp                    com         205889108       2    16,380  SH      SOLE                  16,380
Costco Wholesale Corp          com         22160K105   3,250   108,224  SH      SOLE                  91,249           16,975
Dell Computers                 com         247025109   2,424    88,768  SH      SOLE                  76,003           12,765
Disney (Walt) Holding Co.      com         254687106   1,416    83,193  SH      SOLE                  68,613           14,580
Dow Chemical                   com         260543103   1,656    59,989  SH      SOLE                  50,079            9,910
Emerson Electric               com         291011104   3,846    84,816  SH      SOLE                  72,012           12,804
Exxon-Mobil Corp               com         30231G102   5,410   154,792  SH      SOLE                 134,070           20,722
Fifth Third Bancorp            com         316773100     966    19,263  SH      SOLE                  18,788              475
Ford Motor Co                  com         345370100   1,624   216,023  SH      SOLE                 183,251           32,772
Genentech                      com         368710406   1,785    50,982  SH      SOLE                  42,932            8,050
General Dynamics Corp.         com         369550108   1,896    34,435  SH      SOLE                  29,285            5,150
General Electric               com         369604103   6,276   246,137  SH      SOLE                 215,634           30,503
Harley Davidson                com         412822108   1,075    27,065  SH      SOLE                  22,325            4,740
Home Depot                     com         437076102   2,228    91,475  SH      SOLE                  79,585           11,890
Int'l Bus. Machines            com         459200101   3,836    48,905  SH      SOLE                  41,891            7,014
Intel Corp                     com         458140100   3,286   201,826  SH      SOLE                 174,615           27,211
Johnson & Johnson              com         478160104   3,854    66,591  SH      SOLE                  57,014            9,577
Lilly (Eli)                    com         532457108     454     7,937  SH      SOLE                   7,637              300
Manpower Inc.                  com         56418H100   2,813    94,145  SH      SOLE                  79,180           14,965
McCormick & Company            com         579780206   1,525    63,185  SH      SOLE                  53,725            9,460
Medtronic Inc                  com         585055106   5,197   115,175  SH      SOLE                  96,615           18,560
Mellon Financial Corp.         com         58551A108     638    30,000  SH      SOLE                  30,000
Merck & Co                     com         589331107   3,118    56,914  SH      SOLE                  50,524            6,390
Microsoft                      com         594918104   6,056   250,146  SH      SOLE                 217,418           32,728
Mid Cap SPDR Tr Unit Ser 1     com         595635103   5,670    75,806  SH      SOLE                  62,621           13,185
Nisource Inc                   com         65473P105   1,734    95,300  SH      SOLE                  81,260           14,040
Outback Steakhouse             com         689899102   2,002    56,580  SH      SOLE                  47,425            9,155
Pfizer, Inc                    com         717081103   3,825   122,756  SH      SOLE                 104,311           18,445
Pitney Bowes Inc.              com         724479100   3,405   106,670  SH      SOLE                  91,255           15,415
Procter & Gamble               com         742718109     444     4,987  SH      SOLE                   4,987
Qualcomm Inc                   com         747525103   1,622    44,984  SH      SOLE                  37,834            7,150
Royal Dutch Petrol             com         780257804     237     5,828  SH      SOLE                   5,828
S & P Depository Receipts      com         78462F103   5,635    66,494  SH      SOLE                  60,784            5,710
SBC Communications, Inc        com         78387G103   1,360    67,778  SH      SOLE                  57,963            9,815
SLM Corporation                com         78442p106   4,979    44,890  SH      SOLE                  38,210            6,680
Stryker Corp                   com         863667101   2,418    35,221  SH      SOLE                  32,461            2,760
Sysco Corp                     com         871829107   3,730   146,621  SH      SOLE                 125,541           21,080
Texas Instruments              com         882508104   2,406   147,003  SH      SOLE                 126,598           20,405
Travelers Prop Casualty Corp-C com         89420G109   1,479   104,945  SH      SOLE                  88,117           16,828
U S Bancorp - Del              com         902973304   1,136    59,848  SH      SOLE                  50,488            9,360
Vanguard Extended Market Viper com         922908652     485    10,100  SH      SOLE                  10,100
Vanguard Total Stock Market Vi com         922908769   1,767    22,250  SH      SOLE                  22,250
Vornado Realty Corp.           com         929042109   1,892    52,860  SH      SOLE                  45,345            7,515
Wal Mart Stores                com         931142103   2,812    54,041  SH      SOLE                  47,441            6,600
Willis Group Hldgs Ltd         com         g96655108   1,179    42,580  SH      SOLE                  35,825            6,755
Wyeth                          com         026609107     295     7,810  SH      SOLE                   7,810